COVER LETTER

November 5, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund, dated February 9, 2018, as filed under Rule 497(e) on October 18, 2018. The purpose of this filing is to submit the 497(e) filing dated October 18, 2018 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds